UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08509

Buffalo Small Cap Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2005

Date of reporting period: December 31, 2004

Item 1. Schedule of Investments.

Buffalo Small Cap Fund
Schedule of Investments
December 31, 2004 (Unaudited)

Shares or
Face Amount		Market Value

	COMMON STOCKS - 91.78%
	Consumer Discretionary - 37.27%
	Auto Components - 1.31%
694,882	Gentex Corp.	$25,724,532

	Automobiles - 1.85%
599,563	Coachmen Industries, Inc.	10,408,414
1,268,800	Monaco Coach Corp.	26,099,216
		36,507,630

	Hotels Restaurants & Leisure - 12.01%
710,500	Alliance Gaming Corp. (a)	9,812,005
904,600	Ameristar Casinos, Inc.	38,997,306
1,122,400	Argosy Gaming Co. (a)	52,416,080
773,850	Isle of Capri Casinos, Inc. (a)	19,849,252
996,750	Orient-Express Hotels Ltd. - Class A	20,503,148
718,330	Penn National Gaming, Inc. (a)	43,494,881
1,538,250	WMS Industries Inc. (a)(b)	51,592,905
		236,665,577

	Household Durables - 1.68%
224,850	Ethan Allen Interiors Inc.	8,998,497
819,900	WCI Communities Inc. (a)	24,105,060
		33,103,557

	Internet & Catalog Retail - 0.95%
1,253,040	J. Jill Group Inc. (a)(b)	18,657,766

	Leisure Equipment & Products - 1.32%
523,500	Brunswick Corp.	25,913,250

	Multiline Retail - 1.27%
817,900	Tuesday Morning Corp. (a)	25,052,277

	Specialty - 6.43%
374,550	Bright Horizons Family Solutions, Inc. (a)	24,255,858
1,716,925	Corinthian Colleges, Inc. (a)	32,355,452
1,742,400	DeVry, Inc. (a)	30,248,064
1,355,775	Educate, Inc. (a)	17,950,461
459,700	ITT Educational Services, Inc. (a)	21,858,735
		126,668,570

	Specialty Retail - 9.22%
426,800	Abercrombie & Fitch Co. - Class A	20,038,260
428,300	American Eagle Outfitters, Inc.	20,172,930
1,641,900	Borders Group, Inc.	41,704,260
1,035,000	Christopher & Banks Corp.	19,095,750
679,700	Gamestop Corp. - Class B (a)	15,232,077
1,473,812	Rent-A-Center, Inc. (a)	39,056,018
879,100	Zale Corp. (a)	26,258,717
		181,558,012

	Textiles, Apparel & Luxury Goods - 1.23%
587,325	Oxford Industries, Inc.	24,256,522
	Total Consumer Discretionary	734,107,693

	Consumer Staples - 3.87%
	Food & Staples Retailing - 2.68%
1,232,200	Performance Food Group Co. (a)	33,158,502
631,328	United Natural Foods, Inc. (a)	19,634,301

	Household Products - 1.19%
560,750	Central Garden & Pet Co. (a)	23,405,705
	Total Consumer Staples	76,198,508

	Financials - 6.08%
	Capital Markets - 3.90%
431,050	A.G. Edwards, Inc.	18,625,670
317,850	Gabelli Asset Management Inc. - Class A (b)	15,422,082
709,875	Raymond James Financial, Inc.	21,991,928
878,250	W.P. Stewart & Co. Ltd.	20,779,395

		76,819,075

	Commercial Banks - 1.56%
544,000	Boston Private Financial Holdings, Inc.	15,324,480
429,250	Wilmington Trust Corp.	15,517,387

		30,841,867

	Insurance - 0.62%
971,050	The Phoenix Companies, Inc.	12,138,125
	Total Financials	119,799,067

	Health Care - 23.70%
	Biotechnology - 0.47%
578,100	QLT, Inc. (a)	9,295,848

	Health Care Equipment & Supplies - 8.19%
136,800	Align Technology, Inc. (a)	1,470,600
715,180	American Medical Systems Holdings, Inc. (a)	29,901,676
392,875	Fisher Scientific International Inc. (a)	24,507,542
676,326	INAMED Corp. (a)	42,777,619
1,434,900	Mentor Corp.	48,413,526
399,275	Sybron Dental Specialties, Inc. (a)	14,126,350
		161,197,313

	Health Care Providers & Services - 6.69%
799,475	Charles River Laboratories International, Inc. (a)	36,783,845
949,925	Covance Inc. (a)	36,809,594
1,315,153	Pharmaceutical Product Development, Inc. (a)	54,302,667
198,646	VCA Antech, Inc. (a)	3,893,462
		131,789,568

	Pharmaceuticals - 8.35%
926,600	Amylin Pharmaceuticals, Inc. (a)	21,645,376
1,390,700	Axcan Pharma Inc. (a)	26,882,231
953,900	Elan Corp. PLC ADR (a)	25,993,775
902,050	First Horizon Pharmaceutical Corp. (a)	20,647,924
432,000	Medicis Pharmaceutical Corp. - Class A	15,167,520
829,986	Warner Chilcott PLC ADR	54,206,386
		164,543,212
	Total Health Care	466,825,941

	Industrials - 1.59%
	Commercial Services & Supplies - 1.59%
1,249,800	FirstService Corp. (a)	20,459,226
410,000	Navigant Consulting, Inc. (a)	10,906,000
	Total Industrials	31,365,226

	Information Technology - 15.73%
	Communications Equipment - 1.50%
1,540,000	Adtran, Inc.	29,475,600

	Computers & Peripherals - 2.00%
2,398,250	Adaptec, Inc. (a)	18,202,718
852,200	SanDisk Corp. (a)	21,279,434
		39,482,152

	Electronic Equipment & Instruments - 1.91%
529,200	National Instruments Corp.	14,420,700
1,779,522	Plexus Corp. (a)	23,151,581
		37,572,281

	Semiconductor & Semiconductor Equipment - 6.78%
1,993,150	Fairchild Semiconductor International, Inc. (a)	32,408,619
725,800	Lam Research Corp. (a)	20,982,878
2,273,400	Micrel, Inc. (a)	25,052,868
1,547,968	MKS Instruments, Inc. (a)	28,714,806
1,211,000	Semtech Corp. (a)	26,484,570
		133,643,741

	Software - 3.54%
1,505,200	FileNet Corp. (a)	38,773,952
762,900	Manhattan Associates, Inc. (a)	18,218,052
938,917	Wind River Systems, Inc. (a)	12,722,325

		69,714,329
	Total Information Technology	309,888,103

	Materials - 3.54%
	Chemicals - 3.54%
923,300	Cabot Microelectronics Corp. (a)	36,978,165
1,208,050	Cambrex Corp.	32,738,155
	Total Materials	69,716,320

	TOTAL COMMON STOCKS (Cost $1,330,507,815)	1,807,900,858

	SHORT TERM INVESTMENTS - 8.90%
	Investment Companies - 0.04%
855,961	SEI Daily Income Trust Treasury II Fund - Class B	855,961
	Total Investment Companies	855,961

	U.S. Treasury Obligations - 8.86%
	Public Finance, Taxation, And Monetary Policy - 8.86%
$80,115,000	1.62% due 01/06/2005	80,094,865
15,860,000	1.75% due 01/20/2005	15,845,105
78,560,000	1.80% due 01/27/2005	78,476,545
	Total U.S. Treasury Obligations	174,416,515

	TOTAL SHORT TERM INVESTMENTS (Cost $175,272,476)	175,272,476

	Total Investments (Cost $1,505,780,291) - 100.68%	1,983,173,334

	Liabilities in Excess of Other Assets - (0.68)%	(13,342,951)

	TOTAL NET ASSETS - 100.00%	$1,969,830,383

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a)Non Income Producing
(b)Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer.

Other Affiliates *

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in the Buffalo Small Cap Fund as of December 31, 2004 amounted to $85,672,753 representing 4.35% of net assets. Transactions in the Buffalo Small Cap Fund during the quarter ended December 31, 2004 in which the issuer was an "affiliated person" are as follows:

	Ameristar	Gabelli Asset Management	J. Jill	WMS
	Casinos, Inc.	Inc. - Class A	Group Inc.	Industries Inc.	Total

September 30, 2004
Balance
Shares	1,400,493	-	1,253,040	1,538,250	4,191,783
Cost	$29,331,370	$-	$19,167,093	$33,642,625	$82,141,088

Gross Additions
Shares	-	-	-	-	-
Cost	$-	$-	$-	$-	$-

Gross Deductions
Shares	44,893	-	-	-	44,893
Cost	$1,200,178	$-	$-	$-	$1,200,178

December 31, 2004
Balance
Shares	-	317,850	1,253,040	1,538,250	3,109,140
Cost	$-	$11,987,161	$19,167,093	$33,642,625	$64,796,879

Realized gain	$597,794	$-	$-	$-	$597,794

Investment income	$-	$514,917	$-	$-	$514,917

*
As a result of the Buffalo Small Cap Fund's beneficial ownership of the common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the "affiliated persons" are affiliates of the Distributor, Advisor, Funds or any other client of the Advisor.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on this review, such officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo Small Cap Fund, Inc.

By (Signature and Title)        /s/ Kent W. Gasaway, President
                          Kent W. Gasaway, President and Treasurer

Date 02/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Kent W. Gasaway, President
Kent W. Gasaway, President and Treasurer

Date 02/28/05

* Print the name and title of each signing officer under his or her signature.